Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosures Of Other Liabilities [Line Items]
Provision on derivative instruments	¥ 460